UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

803 W. Michigan Street

Milwaukee, WI 53233

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

803 W. Michigan Street

Milwaukee, WI 53233

(Name and address of agent for service)

(414) 299-2295

Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: April 30, 2012

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

ADVISORY RESEARCH FUNDS

Advisory Research All Cap Value Fund

Advisory Research International All Cap Value Fund

Advisory Research International Small Cap Value Fund

Advisory Research Global Value Fund

SEMI-ANNUAL REPORT

April 30, 2012

Advisory Research All Cap Value Fund
Advisory Research International All Cap Value Fund
Advisory Research International Small Cap Value Fund
Advisory Research Global Value Fund

Each a series of the Investment Managers Series Trust

Table of Contents
Schedule of Investments
Advisory Research All Cap Value Fund	1
Advisory Research International All Cap Value Fund	5
Advisory Research International Small Cap Value Fund	9
Advisory Research Global Value Fund	14
Statements of Assets and Liabilities	18
Statements of Operations	19
Statements of Changes in Net Assets	20
Financial Highlights	24
Notes to Financial Statements	28
Expense Example	38

This report and the financial statements contained herein are provided for the general information of the shareholders of the Advisory Research Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus

Advisory Research All Cap Value Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2012 (Unaudited)

Number of Shares		Value

	Common Stocks – 96.1%
	Consumer Discretionary – 11.6%
26,330	Comcast Corp. - Class A	$798,589
13,095	Core-Mark Holding Co., Inc.	505,467
21,260	Foot Locker, Inc.	650,343
6,685	McDonald's Corp.	651,453
35,430	Staples, Inc.	545,622
12,970	Target Corp.	751,482
7,520	Vail Resorts, Inc.	306,666
		4,209,622

	Consumer Staples – 12.7%
6,450	Casey's General Stores, Inc.	363,457
8,120	JM Smucker Co.	646,596
14,080	PepsiCo, Inc.	929,280
14,437	Seneca Foods Corp. - Class A*	336,238
22,260	Sysco Corp.	643,314
19,650	Unilever PLC - ADR	674,388
17,410	Wal-Mart Stores, Inc.	1,025,623
		4,618,896

	Energy – 10.6%
10,150	Chevron Corp.	1,081,584
43,130	Denbury Resources, Inc.*	821,195
8,555	Pioneer Natural Resources Co.	990,840
9,360	Range Resources Corp.	623,938
3,705	SEACOR Holdings, Inc.*	344,306
		3,861,863

	Financials – 18.7%
12,210	American Express Co.	735,164
13,000	Berkshire Hathaway, Inc. - Class B*	1,045,850
11,800	Comerica, Inc.	377,836
22,720	CommonWealth REIT	426,000
9,420	Enstar Group Ltd.*	887,081
29,730	JPMorgan Chase & Co.	1,277,796
27,100	Leucadia National Corp.	673,706
23,080	Plum Creek Timber Co., Inc. - REIT	970,283
35,600	Symetra Financial Corp.	432,896
		6,826,612

	Health Care – 13.4%
6,560	Analogic Corp.	447,458
7,970	Becton, Dickinson and Co.	625,246

1

Advisory Research All Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2012 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	Health Care (Continued)
3,900	Humana, Inc.	$314,652
14,050	Johnson & Johnson	914,514
17,330	Medtronic, Inc.	662,006
18,500	Merck & Co., Inc.	725,940
13,860	St. Jude Medical, Inc.	536,659
11,945	UnitedHealth Group, Inc.	670,712
		4,897,187

	Industrials – 16.0%
2,219	Apogee Enterprises, Inc.	34,084
8,040	Atlas Air Worldwide Holdings, Inc.*	370,242
8,980	Caterpillar, Inc.	922,874
17,420	Emerson Electric Co.	915,247
11,770	GATX Corp.	504,580
11,130	Northrop Grumman Corp.	704,306
14,590	Raytheon Co.	789,903
38,140	Spirit Aerosystems Holdings, Inc. - Class A*	953,500
7,900	United Technologies Corp.	644,956
		5,839,692

	Information Technology – 10.2%
19,200	Avnet, Inc.*	692,736
7,600	Harris Corp.	346,104
19,990	Hewlett-Packard Co.	494,952
34,170	Microsoft Corp.	1,094,124
14,740	Motorola Solutions, Inc.	752,182
18,440	Western Union Co.	338,927
		3,719,025

	Materials – 1.1%
9,560	Cabot Corp.	412,323

	Telecommunication Services – 1.8%
23,890	Vodafone Group PLC – ADR	664,859
	Total Common Stocks
	(Cost $30,760,063)	35,050,079

	Short-Term Investments – 4.0%
1,466,354	Fidelity Institutional Money Market Fund, 0.19%[1]	1,466,354
	Total Short-Term Investments
	(Cost $1,466,354)	1,466,354

2

Advisory Research All Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2012 (Unaudited)

Total Investments – 100.1%
(Cost $32,226,417)	$36,516,433
Liabilities in Excess of Other Assets – (0.1)%	(42,621)
Total Net Assets – 100.0%	$36,473,812

ADR – American Depositary Receipt

PLC – Public Limited Company

REIT – Real Estate Investment Trusts

* Non-income producing security.

1 The rate quoted is the annualized seven-day yield of the Fund at the period end.

See accompanying Notes to Financial Statements.

3

Advisory Research All Cap Value Fund
SUMMARY OF INVESTMENTS
As of April 30, 2012 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Oil, Gas & Consumable Fuels	9.7%
Aerospace & Defense	8.5%
Insurance	6.5%
Health Care Equipment & Supplies	6.2%
Food & Staples Retailing	5.6%
Diversified Financial Services	5.4%
Food Products	4.5%
Pharmaceuticals	4.5%
Real Estate Investment Trusts (REITs)	3.8%
Specialty Retail	3.3%
Communications Equipment	3.0%
Software	3.0%
Health Care Providers & Services	2.7%
Hotels, Restaurants & Leisure	2.6%
Beverages	2.6%
Machinery	2.5%
Electrical Equipment	2.5%
Media	2.2%
Multiline Retail	2.1%
Consumer Finance	2.0%
Electronic Equipment, Instruments & Components	1.9%
Wireless Telecommunication Services	1.8%
Distributors	1.4%
Trading Companies & Distributors	1.4%
Computers & Peripherals	1.4%
Chemicals	1.1%
Commercial Banks	1.0%
Air Freight & Logistics	1.0%
Energy Equipment & Services	0.9%
IT Services	0.9%
Building Products	0.1%
Total Common Stocks	96.1%
Short-Term Investments	4.0%
Total Investments	100.1%
Liabilities in Excess of Other Assets	(0.1)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

4

Advisory Research International All Cap Value Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2012 (Unaudited)

Number
of Shares		Value

	Common Stocks – 93.6%
	Australia – 2.8%
9,383	Australian Agricultural Co., Ltd.*	$12,515
2,890	Crown Ltd.	27,289
		39,804

	Belgium – 1.9%
920	NV Bekaert S.A.	27,324

	Bermuda – 2.0%
4,252	Catlin Group Ltd.	29,131

	Brazil – 1.7%
3,092	Banco Santander Brasil S.A. - ADR	24,952

	Canada – 1.7%
2,089	Genesis Land Development Corp.*	6,873
1,580	RONA, Inc.	16,954
		23,827

	France – 8.1%
396	Cie Generale des Etablissements Michelin - Class B	29,594
1,108	France Telecom S.A.	15,188
1,150	GDF Suez	26,472
350	Nexans S.A.	17,542
370	Sanofi	28,261
		117,057

	Germany – 4.3%
2,322	Deutsche Telekom A.G.	26,179
400	Hochtief A.G.	23,463
220	Krones A.G.	12,191
		61,833

	Hong Kong – 5.4%
101,000	Emperor International Holdings	18,155
82,000	Fook Woo Group Holdings Ltd.*1	5,792
208,056	Golden Meditech Holdings Ltd.*	25,692
1,000	Guoco Group Ltd.	8,366
6,000	Yue Yuen Industrial Holdings Ltd.	20,016
		78,021

	Ireland – 2.1%
12,910	Beazley PLC	29,718

	Italy – 1.5%
4,146	Buzzi Unicem S.p.A.	21,301

5

Advisory Research International All Cap Value Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2012 (Unaudited)

Number
of Shares		Value

	COMMON STOCKS (Continued)
	Japan – 22.1%
2,500	Bank of Yokohama Ltd.	$12,181
200	Hirose Electric Co., Ltd.	20,942
700	Hogy Medical Co., Ltd.	32,269
500	Japan Petroleum Exploration Co.	22,811
2,700	Kansai Paint Co., Ltd.	29,060
1,700	Namco Bandai Holdings, Inc.	24,308
400	Ono Pharmaceutical Co., Ltd.	22,648
700	Secom Co., Ltd.	33,122
13,000	Seven Bank Ltd.	32,120
2,600	Star Micronics Co., Ltd.	27,571
500	Toyota Industries Corp.	14,123
260	USS Co., Ltd.	26,374
1,000	Yamatake Corp.	21,424
		318,953

	Luxembourg – 3.2%
1,586	APERAM	26,865
1,123	ArcelorMittal - ADR	19,462
		46,327

	Netherlands – 4.2%
2,000	Koninklijke Ahold N.V.	25,367
305	Koninklijke DSM N.V.	17,502
250	Wereldhave N.V. - REIT	17,593
		60,462

	Norway – 3.3%
834	Aker ASA - A Shares	27,275
1,462	Cermaq ASA*	19,978
		47,253

	Panama – 2.3%
1,566	Banco Latinoamericano de Comercio Exterior S.A. - Class E	32,651

	Puerto Rico – 1.2%
1,418	Oriental Financial Group, Inc.	16,761

	Singapore – 2.3%
31,515	Ascendas India Trust - REIT	20,694
900	China Yuchai International Ltd.	12,753
		33,447

	South Korea – 2.3%
606	Mirae Asset Securities Co., Ltd.*	18,407
500	Samsung Card Co.	15,305
		33,712

6

Advisory Research International All Cap Value Fund
SCHEDULE OF INVESTMENTS – Continued
As of April 30, 2012 (Unaudited)

Number
of Shares		Value

	COMMON STOCKS (Continued)
	Sweden – 2.0%
1,902	Industrivarden A.B. - C Shares	$29,076

	Switzerland – 4.4%
1,460	GAM Holding A.G.*	18,769
310	Holcim Ltd.*	19,336
459	Novartis A.G.	25,344
		63,449

	United Kingdom – 14.8%
3,738	BAE Systems PLC	17,913
2,978	HSBC Holdings PLC	26,883
3,421	Investec PLC	19,729
3,571	J Sainsbury PLC	17,851
1,109	Unilever PLC - ADR	38,061
11,993	Vodafone Group PLC	33,195
1,134	Whitbread PLC	35,475
5,248	WM Morrison Supermarkets PLC	23,903
		213,010

	Total Common Stocks
	(Cost $1,458,522)	1,348,069

	Short-Term Investments – 9.2%
132,457	Fidelity Institutional Money Market Fund, 0.19%[2]	132,457

	Total Short-Term Investments	132,457
	(Cost $132,457)

	Total Investments – 102.8%
	(Cost $1,590,979)	1,480,526
	Liabilities in Excess of Other Assets – (2.8)%	(39,982)

	Total Net Assets – 100.0%	$1,440,544

ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trusts

* Non-income producing security.
[1] Fair valued under the direction of the Board of Trustees. The aggregate value of such investments is 0.4% of net assets.
[2] The rate quoted is the annualized seven-day yield of the Fund at the period end.

See accompanying Notes to Financial Statements.

7

Advisory Research International All Cap Value Fund
SUMMARY OF INVESTMENTS
As of April 30, 2012 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Commercial Banks	10.1%
Pharmaceuticals	5.3%
Food Products	4.9%
Electronic Equipment, Instruments & Components	4.9%
Food & Staples Retailing	4.7%
Diversified Financial Services	4.5%
Hotels, Restaurants & Leisure	4.4%
Insurance	4.1%
Health Care Equipment & Supplies	4.0%
Capital Markets	4.0%
Chemicals	3.2%
Metals & Mining	3.2%
Real Estate Management & Development	3.2%
Electrical Equipment	3.1%
Auto Components	3.0%
Specialty Retail	3.0%
Diversified Telecommunication Services	2.9%
Construction Materials	2.8%
Commercial Services & Supplies	2.7%
Wireless Telecommunication Services	2.3%
Multi-Utilities	1.8%
Machinery	1.7%
Leisure Equipment & Products	1.7%
Construction & Engineering	1.6%
Oil, Gas & Consumable Fuels	1.6%
Textiles, Apparel & Luxury Goods	1.4%
Aerospace & Defense	1.2%
Real Estate Investment Trusts (REITs)	1.2%
Consumer Finance	1.1%
Total Common Stocks	93.6%
Short-Term Investments	9.2%
Total Investments	102.8%
Liabilities in Excess of Other Assets	(2.8)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

8

Advisory Research International Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2012 (Unaudited)

Number of Shares		Value

	Common Stocks – 92.8%
	Australia – 3.5%
348,837	Australian Agricultural Co., Ltd.*	$465,278
78,657	Crown Ltd.	742,732
210,120	Tassal Group Ltd.	323,388
		1,531,398

	Austria – 2.3%
20,431	AMAG Austria Metall A.G.*1	523,408
35,614	EVN A.G.	463,289
		986,697

	Belgium – 2.1%
30,200	NV Bekaert S.A.	896,950

	Bermuda – 2.1%
135,757	Catlin Group Ltd.	930,082

	Canada – 2.8%
193,671	Genesis Land Development Corp.*	637,172
52,842	RONA, Inc.	567,015
		1,204,187

	Denmark – 2.0%
30,198	D/S Norden	857,056

	France – 2.5%
14,362	Nexans S.A.	719,807
3,274	Societe BIC S.A.	360,641
		1,080,448

	Germany – 4.6%
12,353	Hochtief A.G.	724,588
16,884	Jungheinrich A.G.	581,383
12,662	Krones A.G.	701,653
		2,007,624

	Hong Kong – 5.9%
1,720,000	Emperor Entertainment Hotel Ltd.	316,193
2,221,083	Emperor International Holdings	399,235
1,710,000	Fook Woo Group Holdings Ltd.*2	120,779
4,834,000	Golden Meditech Holdings Ltd.*	596,941
49,000	Guoco Group Ltd.	409,930
213,500	Yue Yuen Industrial Holdings Ltd.	712,243
		2,555,321

9

Advisory Research International Small Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2012 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	Ireland – 2.4%
448,983	Beazley PLC	$1,033,525
	Italy – 2.5%
84,768	Buzzi Unicem S.p.A.	435,521
43,578	Danieli & C Officine Meccaniche S.p.A.	645,755
		1,081,276

	Japan – 24.9%
29,350	Arcs Co., Ltd.	630,902
6,400	Bank of Okinawa Ltd.	266,920
66,250	Chugoku Marine Paints Ltd.	395,349
23,600	Cosel Co., Ltd.	335,013
18,700	Doshisha Co., Ltd.	546,832
5,900	Hirose Electric Co., Ltd.	617,799
13,400	Hogy Medical Co., Ltd.	617,722
30,400	Hokuto Corp.	654,769
12,000	Japan Petroleum Exploration Co.	547,462
47,400	Kansai Paint Co., Ltd.	510,173
23,500	Maruichi Steel Tube Ltd.	517,156
34,700	Namco Bandai Holdings, Inc.	496,165
7,300	Ono Pharmaceutical Co., Ltd.	413,329
22,565	Ryosan Co., Ltd.	427,431
3,600	San-A Co., Ltd.	146,312
213,000	Seven Bank Ltd.	526,270
20,200	SHO-BOND Holdings Co., Ltd.	510,895
35,900	Star Micronics Co., Ltd.	380,699
49,700	Suruga Bank Ltd.	495,699
22,800	Tokyo Ohka Kogyo Co., Ltd.	490,364
5,470	USS Co., Ltd.	554,861
32,900	Yamatake Corp.	704,847
		10,786,969

	Luxembourg – 1.0%
26,293	APERAM	445,376

	Netherlands – 3.5%
13,678	Koninklijke DSM N.V.	784,909
10,548	Wereldhave N.V. - REIT	742,269
		1,527,178

	Norway – 3.2%
22,679	Aker ASA - A Shares	741,682

10

Advisory Research International Small Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2012 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	Norway (Continued)
47,002	Cermaq ASA*	$642,282
		1,383,964

	Panama – 2.3%
47,043	Banco Latinoamericano de Comercio Exterior S.A. - Class E	980,847

	Puerto Rico – 0.5%
19,480	Oriental Financial Group, Inc.	230,254

	Singapore – 3.0%
863,000	Ascendas India Trust - REIT	566,686
26,390	China Yuchai International Ltd.	373,946
1,502,000	Gallant Venture Ltd.*	343,731
		1,284,363

	South Korea – 5.8%
63,700	Daekyo Co., Ltd.	336,435
23,030	Mirae Asset Securities Co., Ltd.*	699,528
2,768	NongShim Co., Ltd.	553,578
19,400	Samsung Card Co.	593,816
6,796	Sindoh Co., Ltd.	330,792
		2,514,149

	Sweden – 1.8%
50,285	Industrivarden A.B. - C Shares	768,696

	Switzerland – 4.7%
48,600	GAM Holding A.G.*	624,778
9,044	Pargesa Holding S.A.	606,259
3,500	Valiant Holding	425,449
15,704	Vontobel Holding A.G.	398,480
		2,054,966

	United Kingdom – 8.5%
249,055	Colt Group S.A.*	430,060
124,380	Investec PLC	717,318
145,000	J Sainsbury PLC	724,835
27,226	Whitbread PLC	851,726
207,500	WM Morrison Supermarkets PLC	945,095
		3,669,034

	United States – 0.9%
25,000	Sims Metal Management Ltd.	367,633
	Total Common Stocks
	(Cost $39,182,280)	40,177,993

11

Advisory Research International Small Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2012 (Unaudited)

Number of Shares		Value

	Short-Term Investments – 17.4%
7,526,521	Fidelity Institutional Money Market Fund, 0.19%3	$7,526,521
	Total Short-Term Investments
	(Cost $7,526,521)	7,526,521

	Total Investments – 110.2%
	(Cost $46,708,801)	47,704,514
	Liabilities in Excess of Other Assets – (10.2)%	(4,408,053)
	Total Net Assets – 100.0%	$43,296,461

PLC – Public Limited Company

REIT – Real Estate Investment Trusts

* Non-income producing security.

1 144A restricted security.

2 Fair valued under the direction of the Board of Trustees. The aggregate value of such investments is 0.3% of net assets.

3 The rate quoted is the annualized seven-day yield of the Fund at the period end.

See accompanying Notes to Financial Statements.

12

Advisory Research International Small Cap Value Fund
SUMMARY OF INVESTMENTS
As of April 30, 2012 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Commercial Banks	6.8%
Food Products	6.1%
Diversified Financial Services	5.8%
Food & Staples Retailing	5.6%
Capital Markets	5.6%
Machinery	5.3%
Chemicals	5.0%
Electronic Equipment, Instruments & Components	4.9%
Insurance	4.5%
Electrical Equipment	4.5%
Hotels, Restaurants & Leisure	4.4%
Metals & Mining	4.3%
Real Estate Management & Development	3.7%
Construction & Engineering	2.9%
Health Care Equipment & Supplies	2.8%
Specialty Retail	2.6%
Marine	2.0%
Real Estate Investment Trusts (REITs)	1.7%
Textiles, Apparel & Luxury Goods	1.6%
Consumer Finance	1.4%
Oil, Gas & Consumable Fuels	1.3%
Distributors	1.3%
Leisure Equipment & Products	1.1%
Commercial Services & Supplies	1.1%
Electric Utilities	1.1%
Construction Materials	1.0%
Diversified Telecommunication Services	1.0%
Pharmaceuticals	1.0%
Industrial Conglomerates	0.8%
Media	0.8%
Office Electronics	0.8%
Total Common Stocks	92.8%
Short-Term Investments	17.4%
Total Investments	110.2%
Liabilities in Excess of Other Assets	(10.2)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

13

Advisory Research Global Value Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2012 (Unaudited)

Number of Shares		Value

	Common Stocks – 93.7%
	Australia – 1.9%
76,717	Australian Agricultural Co., Ltd.*	$102,325
12,010	Crown Ltd.	113,407
		215,732

	Belgium – 0.9%
3,400	NV Bekaert S.A.	100,981

	Bermuda – 1.1%
19,246	Catlin Group Ltd.	131,856

	Brazil – 0.8%
11,646	Banco Santander Brasil S.A. - ADR	93,983

	Canada – 0.9%
30,880	Genesis Land Development Corp.*	101,594

	France – 4.2%
2,838	Cie Generale des Etablissements Michelin - Class B	212,091
1,853	Nexans S.A.	92,870
2,351	Sanofi	179,573
		484,534

	Germany – 2.1%
12,109	Deutsche Telekom A.G.	136,524
1,761	Hochtief A.G.	103,295
		239,819

	Hong Kong – 3.5%
600,000	Emperor International Holdings	107,849
1,121,644	Golden Meditech Holdings Ltd.*	138,510
46,500	Yue Yuen Industrial Holdings Ltd.	155,125
		401,484

	Ireland – 1.5%
73,745	Beazley PLC	169,756

	Japan – 7.5%
6,100	Arcs Co., Ltd.	131,124
4,500	Secom Co., Ltd.	212,926
47,000	Seven Bank Ltd.	116,125
5,200	Toyota Industries Corp.	146,878
1,390	USS Co., Ltd.	140,998

14

Advisory Research Global Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2012 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	Japan (Continued)
5,300	Yamatake Corp.	$113,547
		861,598

	Luxembourg – 1.5%
5,652	APERAM	95,739
4,675	ArcelorMittal - ADR	81,018
		176,757

	Netherlands – 2.4%
2,499	Koninklijke DSM N.V.	143,405
1,924	Wereldhave N.V. - REIT	135,393
		278,798

	Norway – 1.0%
3,361	Aker ASA - A Shares	109,916

	Panama – 1.3%
7,246	Banco Latinoamericano de Comercio Exterior S.A. - Class E	151,079

	South Korea – 2.1%
4,900	Mirae Asset Securities Co., Ltd.*	148,836
3,000	Samsung Card Co.	91,827
		240,663

	Sweden – 1.4%
10,291	Industrivarden A.B. - C Shares	157,316

	Switzerland – 3.4%
8,500	GAM Holding A.G.*	109,272
2,837	Holcim Ltd.*	176,950
2,010	Novartis A.G.	110,984
		397,206

	United Kingdom – 6.2%
6,781	Unilever PLC - ADR	232,724
72,488	Vodafone Group PLC	200,637
5,372	Whitbread PLC	168,055
25,351	WM Morrison Supermarkets PLC	115,465
		716,881

	United States – 50.0%
1,400	Amerco, Inc.	140,616
5,045	Avnet, Inc.*	182,024

15

Advisory Research Global Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2012 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	United States (Continued)
1,257	Berkshire Hathaway, Inc. - Class B*	$101,126
3,600	Cabot Corp.	155,268
1,695	Chevron Corp.	180,619
4,455	CIT Group, Inc.*	168,622
7,300	Comerica, Inc.	233,746
5,892	Core-Mark Holding Co., Inc.	227,431
2,025	Deltic Timber Corp.	123,687
9,259	Denbury Resources, Inc.*	176,291
3,780	Discover Financial Services	128,142
2,800	Emerson Electric Co.	147,112
8,532	Foot Locker, Inc.	260,994
5,103	GATX Corp.	218,766
2,800	Hyatt Hotels Corp. - Class A*	120,484
2,146	Johnson & Johnson	139,683
5,940	JPMorgan Chase & Co.	255,301
3,088	Kaiser Aluminum Corp.	162,336
3,669	Leucadia National Corp.	91,211
5,388	Microsoft Corp.	172,524
10,152	Molex, Inc. - Class A	232,481
4,308	Motorola Solutions, Inc.	219,837
2,500	Pioneer Natural Resources Co.	289,550
3,852	Plum Creek Timber Co., Inc. - REIT	161,938
2,432	Range Resources Corp.	162,117
3,318	Raymond James Financial, Inc.	121,505
12,773	Resolute Energy Corp.*	135,522
1,700	SEACOR Holdings, Inc.*	157,981
10,935	Spirit Aerosystems Holdings, Inc. - Class A*	273,375
2,600	StanCorp Financial Group, Inc.	99,788
7,144	Trinity Industries, Inc.	211,462
2,250	Vail Resorts, Inc.	91,755
3,521	Wal-Mart Stores, Inc.	207,422
		5,750,716

	Total Common Stocks
	(Cost $10,243,281)	10,780,669

	Short-Term Investments – 6.2%
711,265	Fidelity Institutional Money Market Fund, 0.19%1	711,265
	Total Short-Term Investments
	(Cost $711,265)	711,265

	Total Investments – 99.9%
	(Cost $10,954,546)	$11,491,934

	Other Assets in Excess of Liabilities – 0.1%	16,437

	Total Net Assets – 100.0%	$11,508,371

ADR – American Depositary Receipt

PLC – Public Limited Company

REIT – Real Estate Investment Trusts

* Non-income producing security.

1 The rate quoted is the annualized seven-day yield of the Fund at the period end.

See accompanying Notes to Financial Statements.

16

Advisory Research Global Value Fund

SUMMARY OF INVESTMENTS

As of April 30, 2012 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Oil, Gas & Consumable Fuels	8.2%
Commercial Banks	6.6%
Diversified Financial Services	5.3%
Electronic Equipment, Instruments & Components	4.6%
Insurance	4.4%
Hotels, Restaurants & Leisure	4.3%
Food & Staples Retailing	3.9%
Pharmaceuticals	3.7%
Specialty Retail	3.5%
Capital Markets	3.3%
Auto Components	3.1%
Electrical Equipment	3.0%
Metals & Mining	3.0%
Food Products	2.9%
Chemicals	2.6%
Real Estate Investment Trusts (REITs)	2.6%
Aerospace & Defense	2.4%
Distributors	2.0%
Consumer Finance	1.9%
Communications Equipment	1.9%
Trading Companies & Distributors	1.9%
Commercial Services & Supplies	1.9%
Machinery	1.8%
Real Estate Management & Development	1.8%
Wireless Telecommunication Services	1.7%
Construction Materials	1.5%
Software	1.5%
Energy Equipment & Services	1.4%
Textiles, Apparel & Luxury Goods	1.4%
Road & Rail	1.2%
Health Care Equipment & Supplies	1.2%
Diversified Telecommunication Services	1.2%
Paper & Forest Products	1.1%
Construction & Engineering	0.9%
Total Common Stocks	93.7%
Short-Term Investments	6.2%
Total Investments	99.9%
Other Assets in Excess of Liabilities	0.1%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

17

Advisory Research Funds
STATEMENTS OF ASSETS AND LIABILITIES
As of April 30, 2012 (Unaudited)

	All Cap	International	International	Global
	Value	All Cap Value	Small Cap Value	Value
	Fund	Fund	Fund	Fund
Assets:
Investments, at cost	$32,226,417	$1,590,979	$46,708,801	$10,954,546
Investments, at value	$36,516,433	$1,480,526	$47,704,514	$11,491,934
Receivables:
Investment securities sold	-	-	1,533,823	-
Fund shares sold	5,819	-	6,161	2,196
Dividends and interest	29,414	9,035	245,191	39,598
From Advisor	-	13,523	-	-
Prepaid expenses	3,598	19,061	28,761	15,234
Total assets	36,555,264	1,522,145	49,518,450	11,548,962

Liabilities:
Payables:
Foreign currency due to custodian (cost $1,039,758)	-	-	1,039,758	-
Investment securities purchased	34,501	48,631	5,114,919	-
To Advisor	20,436	-	22,728	158
Audit fees	7,460	7,419	7,459	7,458
Fund accounting fees	4,529	8,065	11,677	8,035
Administration fees	4,427	5,044	5,770	5,762
Transfer agent fees	3,720	3,814	5,753	4,430
Custody fees	1,964	5,861	9,550	6,915
Trustees' fees	1,517	1,119	494	1,030
Shareholder reporting fees	1,170	399	733	2,387
Chief Compliance Officer fees	1,143	536	228	802
Other accrued expenses	585	713	2,920	3,614
Total liabilities	81,452	81,601	6,221,989	40,591

Net Assets	$36,473,812	$1,440,544	$43,296,461	$11,508,371

Components of Net Assets:
Paid-in capital	$32,040,365	$1,596,148	$42,772,638	$11,252,345
Accumulated net investment income (loss)	99,672	8,741	(109,104)	42,980
Accumulated net realized gain (loss) on investments and foreign currency	43,759	(54,029)	(364,972)	(324,530)
Net unrealized appreciation (depreciation) on:
Investments	4,290,016	(110,453)	995,713	537,388
Foreign currency translations	-	137	2,186	188
Net Assets	$36,473,812	$1,440,544	$43,296,461	$11,508,371

Number of shares issued and outstanding (par value of $0.01 per share with unlimited number of shares authorized)	2,851,791	171,084	4,286,404	1,026,483
Net asset value per share	$12.79	$8.42	$10.10	$11.21

See accompanying Notes to Financial Statements.

18

Advisory Research Funds
STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2012 (Unaudited)

	All Cap	International	International	Global
	Value	All Cap Value	Small Cap Value	Value
	Fund	Fund	Fund	Fund
Investment Income:
Dividends[1]	$385,252	$20,248	$482,273	$123,504
Interest	1,237	56	1,459	368
Total investment income	386,489	20,304	483,732	123,872

Expenses:
Advisory fee	169,685	6,384	158,718	51,265
Administration fee	18,925	18,639	19,651	19,352
Fund accounting fees and expenses	16,923	23,536	31,913	21,494
Transfer agent fees and expenses	12,302	10,072	12,691	10,707
Registration fees	11,468	11,468	11,468	11,468
Audit fees	7,458	7,500	7,458	7,458
Custody fees	5,447	10,829	20,861	7,360
Legal fees	3,086	2,825	4,239	2,979
Trustees' fees and expenses	2,992	2,992	2,992	2,992
Shareholder reporting fees	2,493	1,995	2,972	1,988
Chief Compliance Officer fees	1,869	1,869	1,869	1,869
Insurance	410	398	488	399
Offering costs	-	8,481	-	-
Miscellaneous	2,605	1,196	2,493	1,074

Total expenses	255,663	108,184	277,813	140,405
Advisory fees waived	(52,618)	(6,384)	(63,399)	(51,265)
Other expenses waived	-	(93,182)	-	(19,932)
Net expenses	203,045	8,618	214,414	69,208
Net investment income	183,444	11,686	269,318	54,664

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency:
Net realized gain (loss) on:
Investments	40,442	(37,431)	(232,894)	48,086
Foreign currency transactions	-	(204)	(7,946)	(596)
Net realized gain (loss)	40,442	(37,635)	(240,840)	47,490
Net change in unrealized appreciation/depreciation on:
Investments	2,941,008	81,446	1,761,393	663,236
Foreign currency translations	-	178	3,116	407
Net change in unrealized appreciation/depreciation	2,941,008	81,624	1,764,509	663,643

Net realized and unrealized gain on investments and foreign currency	2,981,450	43,989	1,523,669	711,133
Net Increase in Net Assets from Operations	$3,164,894	$55,675	$1,792,987	$765,797

1 Net of foreign tax withheld of $0, $1,733, $52,461 and $6,892, respectively.

See accompanying Notes to Financial Statements.

19

Advisory Research Funds
Advisory Research All Cap Value Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six
	Months Ended
	April 30, 2012	For the Year Ended
	(Unaudited)	October 31, 2011
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$183,444	$95,476
Net realized gain on investments	40,442	3,413
Net change in unrealized appreciation/depreciation on investments	2,941,008	962,879
Net increase in net assets resulting from operations	3,164,894	1,061,768

Distributions to Shareholders:
From net investment income	(153,231)	(21,988)
From net realized gains	(16,090)	(223,567)
Total distributions to shareholders	(169,321)	(245,555)

Capital Transactions:
Proceeds from shares sold	2,447,231	23,297,037
Reinvestment of distributions	135,819	100,235
Cost of shares redeemed	(1,059,702)	(902,843)
Net change in net assets from capital transactions	1,523,348	22,494,429

Total increase in net assets	4,518,921	23,310,642

Net Assets:
Beginning of period	31,954,891	8,644,249
End of period	$36,473,812	$31,954,891

Accumulated net investment income	$99,672	$69,459

Capital Share Transactions:
Shares sold	196,355	2,026,339
Shares issued on reinvestment	11,579	8,619
Shares redeemed	(87,138)	(78,327)
Net increase in capital share transactions	120,796	1,956,631

See accompanying Notes to Financial Statements.

20

Advisory Research Funds
Advisory Research International All Cap Value Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six
	Months Ended	For the Period
	April 30, 2012	May 2, 2011* to
	(Unaudited)	October 31, 2011
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$11,686	$7,420
Net realized loss on investments and foreign currency	(37,635)	(16,947)
Net change in unrealized appreciation/depreciation on investments and foreign currency	81,624	(191,940)
Net increase (decrease) in net assets resulting from operations	55,675	(201,467)

Distributions to Shareholders:
From net investment income	(10,530)	-
From net realized gains	-	-
Total distributions to shareholders	(10,530)	-

Capital Transactions:
Proceeds from shares sold	100,000	1,489,895
Reinvestment of distributions	8,419	-
Cost of shares redeemed	(1,448)	-
Net change in net assets from capital transactions	106,971	1,489,895

Total increase in net assets	152,116	1,288,428

Net Assets:
Beginning of period	1,288,428	-
End of period	$1,440,544	$1,288,428

Accumulated net investment income	$8,741	$7,585

Capital Share Transactions:
Shares sold	12,195	157,970
Shares issued on reinvestment	1,109	-
Shares redeemed	(191)	-
Net increase in capital share transactions	13,113	157,970

* Commencement of operations

See accompanying Notes to Financial Statements.

21

Advisory Research Funds
Advisory Research International Small Cap Value Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six
	Months Ended
	April 30, 2012	For the Year Ended
	(Unaudited)	October 31, 2011
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$269,318	$406,341
Net realized gain (loss) on investments and foreign currency	(240,840)	884,901
Net change in unrealized appreciation/depreciation on investments and foreign currency	1,764,509	(2,239,036)
Net increase (decrease) in net assets resulting from operations	1,792,987	(947,794)

Distributions to Shareholders:
From net investment income	(611,876)	(800,038)
From net realized gains	(555,737)	(179,611)
Total distributions to shareholders	(1,167,613)	(979,649)

Capital Transactions:
Proceeds from shares sold	11,622,209	8,496,126
Reinvestment of distributions	1,121,518	946,747
Cost of shares redeemed[1]	(469,024)	(599,248)
Net change in net assets from capital transactions	12,274,703	8,843,625

Total increase in net assets	12,900,077	6,916,182

Net Assets:
Beginning of period	30,396,384	23,480,202
End of period	$43,296,461	$30,396,384

Accumulated net investment income (loss)	$(109,104)	$233,454

Capital Share Transactions:
Shares sold	1,176,219	768,990
Shares issued on reinvestment	124,337	89,064
Shares redeemed	(49,055)	(56,464)
Net increase in capital share transactions	1,251,501	801,590

1 Net of redemption fee proceeds of $2,915 and $345, respectively.

See accompanying Notes to Financial Statements.

22

Advisory Research Funds

Advisory Research Global Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six
	Months Ended
	April 30, 2012	For the Year Ended
	(Unaudited)	October 31, 2011
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$54,664	$97,711
Net realized gain (loss) on investments and foreign currency	47,490	(249,067)
Net change in unrealized appreciation/depreciation on investments and foreign currency	663,643	(415,500)
Net increase (decrease) in net assets resulting from operations	765,797	(566,856)

Distributions to Shareholders:
From net investment income	(115,276)	(129,729)
Total distributions to shareholders	(115,276)	(129,729)

Capital Transactions:
Proceeds from shares sold	1,401,190	5,646,872
Reinvestment of distributions	114,241	128,741
Cost of shares redeemed[1]	(273,904)	(2,678,508)
Net change in net assets from capital transactions	1,241,527	3,097,105

Total increase in net assets	1,892,048	2,400,520

Net Assets:
Beginning of period	9,616,323	7,215,803
End of period	$11,508,371	$9,616,323

Accumulated net investment income	$42,980	$103,592

Capital Share Transactions:
Shares sold	127,120	487,859
Shares issued on reinvestment	11,289	11,640
Shares redeemed	(25,868)	(267,827)
Net increase in capital share transactions	112,541	231,672

1 Net of redemption fee proceeds of $0 and $3,498, respectively.

See accompanying Notes to Financial Statements.

23

Advisory Research Funds

Advisory Research All Cap Value Fund

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six		For the Period
	Months Ended		November 16, 2009*
	April 30, 2012	For the Year Ended	to
	(Unaudited)	October 31, 2011	October 31, 2010
Net asset value, beginning of period	$11.70	$11.16	$10.00
Income from investment operations:
Net investment income	0.07 [1]	0.08 [1]	0.02
Net realized and unrealized gain on investments	1.09	0.75	1.14
Total from investment operations	1.16	0.83	1.16

Less distributions:
From net investment income	(0.06)	(0.03)	-
From net realized gain	(0.01)	(0.26)	-
Total distributions	(0.07)	(0.29)	-

Redemption fee proceeds	-	-	-

Net asset value, end of period	$12.79	$11.70	$11.16

Total return	9.89%[2]	7.45%	11.60%[2]

Ratios and Supplemental Data:
Net assets, end of period (millions)	$36.5	$32.0	$8.6

Ratio of expenses to average net assets: [4]
Before fees waived and expenses absorbed	1.51%[3]	2.09%	4.57%[3]
After fees waived and expenses absorbed	1.20%[3]	1.20%	1.20%[3]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.77%[3]	(0.24)%	(3.07)%[3]
After fees waived and expenses absorbed	1.08%[3]	0.65%	0.30%[3]
Portfolio turnover rate	9.86%[2]	17.77%	35.44%[2]

*	Commencement of operations.
[1]	Based on average shares method.
[2]	Not annualized.
[3]	Annualized.
[4]	The Advisor has contractually agreed to limit the operating expenses of the All Cap Value Fund to 1.20%.

See accompanying Notes to Financial Statements.

24

Advisory Research Funds

Advisory Research International All Cap Value Fund

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six	For the Period
	Months Ended	May 2, 2011*
	April 30, 2012	to
	(Unaudited)	October 31, 2011
Net asset value, beginning of period	$8.16	$10.00
Income (loss) from investment operations:
Net investment income[1]	0.07	0.06
Net realized and unrealized gain (loss) on investments	0.26	(1.90)
Total from investment operations	0.33	(1.84)

Less distributions:
From net investment income	(0.07)	-
From net realized gain	-	-
Total distributions	(0.07)	-

Redemption fee proceeds	-	-

Net asset value, end of period	$8.42	$8.16

Total return	4.09%[2]	(18.40)%[2]

Ratios and Supplemental Data:
Net assets, end of period (millions)	$1.4	$1.3

Ratio of expenses to average net assets:[4]
Before fees waived and expenses absorbed	16.92%[3]	22.47%[3]
After fees waived and expenses absorbed	1.35%[3]	1.35%[3]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(13.74)%[3]	(19.68)%[3]
After fees waived and expenses absorbed	1.83%[3]	1.44%[3]
Portfolio turnover rate	17.10%[2]	7.87%[2]

*	Commencement of operations.
[1]	Based on average shares method.
[2]	Not annualized.
[3]	Annualized.
[4]	The Advisor has contractually agreed to limit the operating expenses of the International All Cap Value Fund to 1.35%.

See accompanying Notes to Financial Statements.

25

Advisory Research Funds

Advisory Research International Small Cap Value Fund

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six		For the Period
	Months Ended		March 31, 2010*
	April 30, 2012	For the Year Ended	to
	(Unaudited)	October 31, 2011	October 31, 2010
Net asset value, beginning of period	$10.02	$10.51	$10.00
Income from investment operations:
Net investment income	0.08 [1]	0.15 [1]	0.03
Net realized and unrealized gain (loss) on investments	0.38	(0.24)	0.48
Total from investment operations	0.46	(0.09)	0.51

Less distributions:
From net investment income	(0.20)	(0.33)	-
From net realized gain	(0.18)	(0.07)	-
Total distributions	(0.38)	(0.40)	-

Redemption fee proceeds	- [2]	- [2]	-

Net asset value, end of period	$10.10	$10.02	$10.51

Total return	5.07%[3]	(1.02)%	5.10%[3]

Ratios and Supplemental Data:
Net assets, end of period (millions)	$43.3	$30.4	$23.5

Ratio of expenses to average net assets:[5]
Before fees waived and expenses absorbed	1.75%[4]	1.84%	2.58%[4]
After fees waived and expenses absorbed	1.35%[4]	1.35%	1.35%[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	1.29%[4]	0.85%	(0.43)%[4]
After fees waived and expenses absorbed	1.69%[4]	1.34%	0.80%[4]
Portfolio turnover rate	13.14%[3]	29.57%	17.51%[3]

*	Commencement of operations.
[1]	Based on average shares method.
[2]	Amount represents less than $0.01 per share.
[3]	Not annualized.
[4]	Annualized.
[5]	The Advisor has contractually agreed to limit the operating expenses of the International Small Cap Value Fund to 1.35%

See accompanying Notes to Financial Statements.

26

Advisory Research Funds

Advisory Research Global Value Fund

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six		For the Period
	Months Ended		July 30, 2010*
	April 30, 2012	For the Year Ended	to
	(Unaudited)	October 31, 2011	October 31, 2010
Net asset value, beginning of period	$10.52	$10.58	$10.00
Income from investment operations:
Net investment income	0.06 [1]	0.11 [1]	0.01
Net realized and unrealized gain on investments	0.76	0.01	0.57
Total from investment operations	0.82	0.12	0.58

Less distributions:
From net investment income	(0.13)	(0.18)	-
Total distributions	(0.13)	(0.18)	-

Redemption fee proceeds	-	- [2]	-

Net asset value, end of period	$11.21	$10.52	$10.58

Total return	7.89%[3]	1.06%	5.80%[3]

Ratios and Supplemental Data:
Net assets, end of period (millions)	$11.5	$9.6	$7.2

Ratio of expenses to average net assets:[5]
Before fees waived and expenses absorbed	2.73%[4]	2.93%	5.29%[4]
After fees waived and expenses absorbed	1.35%[4]	1.35%	1.35%[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.32)%[4]	(0.62)%	(3.43)%[4]
After fees waived and expenses absorbed	1.06%[4]	0.96%	0.51%[4]
Portfolio turnover rate	13.47%[3]	75.93%	17.54%[3]

*	Commencement of operations.
[1]	Based on average shares method.
[2]	Amount represents less than $0.01 per share.
[3]	Not annualized.
[4]	Annualized.
[5]	The Advisor has contractually agreed to limit the operating expenses of the Global Value Fund to 1.35%.

See accompanying Notes to Financial Statements.

27

Advisory Research Funds
NOTES TO FINANCIAL STATEMENTS
April 30, 2012 (Unaudited)

Note 1 – Organization

Advisory Research All Cap Value Fund (the “All Cap Value Fund”), Advisory Research International All Cap Value Fund (the “International All Cap Value Fund”), Advisory Research International Small Cap Value Fund (the “International Small Cap Value Fund”) and Advisory Research Global Value Fund (the “Global Value Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Funds’ primary investment objective is to provide long-term capital appreciation. The All Cap Value Fund commenced investment operations on November 16, 2009, the International All Cap Value Fund commenced investment operations on May 2, 2011, the International Small Cap Value Fund commenced investment operations on March 31, 2010 and the Global Value Fund commenced investment operations on July 30, 2010.

The Global Value Fund commenced operations on July 30, 2010, prior to which its only activity was the receipt of a $50,000 investment from a portfolio manager of the Fund and a $4,674,017 transfer of shares of the Global Value Fund in exchange for the net assets of the Advisory Research Global All Cap Fund LP, a Delaware limited partnership (the “Partnership”). This exchange was nontaxable, whereby the Global Value Fund issued 467,402 shares for the net assets of the Partnership with a fair value of $4,674,017 (identified cost of investment transferred $4,722,168) on July 30, 2010. For financial reporting purposes, assets received and shares issued by Global Value Fund were recorded at fair value; however, the cost basis of the investments received from the Partnership was carried forward to align ongoing reporting of the Global Value Fund’s realized and unrealized gains and losses with amount distributable to shareholders for tax purposes. The Global Value Fund assumed $8,226 in net liabilities as part of this exchange.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type. All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Fair value pricing may be applied to non-U.S. securities. The trading hours for most non-U.S. securities end prior to the close of the NYSE, the time that the Funds’ net asset value per share (“NAV”) is calculated. The occurrence of certain events after the close of non-U.S. markets, but prior to the close of the NYSE (such as a significant surge or decline in the U.S. market) may result in an adjustment to the trading prices of non-U.S. securities when non-U.S. markets open on the following business day. If such events occur, the Funds may value non-U.S. securities at fair value, taking into account such events, when the NAV is calculated.

28

Advisory Research Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2012 (Unaudited)

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(c) Foreign Currency Translation

The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(d) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

The Regulated Investment Company Modernization Act of 2010 (the "Act") was signed into law on December 22, 2010. The Act makes changes to a number of the federal income and excise tax provisions impacting regulated investment companies ("RICs"), including simplification provisions on asset diversification and qualifying income tests, provisions aimed at preserving the character of the distributions made by the RIC and coordination of the income and excise tax distribution requirements, and provisions for allowing unlimited years carryforward for capital losses. In general, the provisions of the Act will be effective for taxable years beginning after December 22, 2010, the date of enactment.

29

Advisory Research Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2012 (Unaudited)

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the six months ended April 30, 2012, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e) Distributions to Shareholders

The Funds will make distributions of net investment income and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Advisory Research, Inc., a wholly owned subsidiary of Piper Jaffray Companies (the “Advisor”). Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor at the following annual rates based on the average daily net assets of the Funds:

Fund	Annual Advisory Fee
All Cap Value Fund	1.00%
International All Cap Value Fund	1.00%
International Small Cap Value Fund	1.00%
Global Value Fund	1.00%

The Advisor has contractually agreed to waive its fee and, if necessary, to reimburse other operating expenses in order to limit total annual operating expenses to the following levels through February 28, 2013:

Fund	Expense Limit as a % of average daily net assets
All Cap Value Fund	1.20%
International All Cap Value Fund	1.35%
International Small Cap Value Fund	1.35%
Global Value Fund	1.35%

30

Advisory Research Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2012 (Unaudited)

The Advisor waived fees and reimbursed expenses of $52,618 from the All Cap Value Fund, $99,566 from the International All Cap Value Fund, $63,399 from the International Small Cap Value Fund, and $71,197 from the Global Value Fund for the six months ended April 30, 2012. The Advisor may recover from each Fund fees and/or expenses previously waived and/or absorbed, if each Fund’s expense ratio, including the recovered expenses, falls below any current expense limits. The Advisor is permitted to seek reimbursement from each Fund for a period three fiscal years following the fiscal year in which such reimbursements occurred. The Advisor may recapture a portion of the following amounts no later than October 31, of the years stated below:

	All Cap Value Fund	International All Cap Value Fund	International Small Cap Value Fund	Global Value Fund
2013:	$181,135	$-	$108,722	$60,999
2014:	130,836	108,690	148,466	161,568
2015:	52,618	99,566	63,399	71,197

Grand Distribution Services, LLC (“GDS”) serves as the Funds’ distributor; UMB Fund Services, Inc. (“UMBFS”), an affiliate of GDS, serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the six months ended April 30, 2012, each Fund’s allocated fees paid to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees for CCO services for the six months ended April 30, 2012 are reported on the Statements of Operations.

Note 4 – Federal Income Taxes

At April 30, 2012, gross unrealized appreciation (depreciation) of investments and foreign currency owned by the Funds, based on cost for federal income tax purposes were as follows:

		International	International	Global
	All Cap	All Cap	Small Cap	Value
	Value Fund	Value Fund	Value Fund	Fund
Cost of investments	$32,226,417	$1,593,012	$46,734,871	$11,002,474

Gross unrealized appreciation	$4,780,351	$68,042	$3,722,710	$1,258,498
Gross unrealized depreciation	(490,335)	(180,528)	(2,753,067)	(769,038)
Unrealized appreciation (depreciation) on foreign currency	-	138	1,850	188
Net unrealized appreciation (depreciation) on investments and foreign currency translations	$4,290,016	$(112,348)	$971,493	$489,648

31

Advisory Research Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2012 (Unaudited)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of October 31, 2011, the components of accumulated earnings (deficit) on a tax basis were as follows:

		International	International	Global
	All Cap	All Cap	Small Cap	Value
	Value Fund	Value Fund	Value Fund	Fund
Undistributed ordinary income	$69,459	$7,798	$877,340	$106,257
Undistributed long-term capital gains	16,069	-	215,927	-
Tax accumulated earnings	85,528	7,798	1,093,267	106,257

Accumulated capital and other losses	-	(12,867)	-	(224,107)
Unrealized appreciation (depreciation) on investments and foreign currency translations	1,352,346	(195,680)	(1,194,818)	(276,645)
Total accumulated earnings (deficit)	$1,437,874	$(200,749)	$(101,551)	$(394,495)

The tax character of distributions paid during the fiscal years ended October 31, 2011 and 2010 were as follows:

	All Cap Value Fund		International All Cap Value Fund	International Small Cap Value Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31,	October 31,	October 31,	October 31,	October 31,
	2011	2010	2011	2011	2010
Distributions paid from:
Ordinary Income	$240,714	$-	$-	$979,649	$-
Net long-term capital gains	4,841	-	-	-	-
Total taxable distributions	245,555	-	-	979,649	-
Total distributions paid	$245,555	$-	$-	$979,649	$-

	Global Value Fund
	Year Ended	Year Ended
	October 31, 2011	October 31, 2010
Distributions paid from:
Ordinary Income	$129,729	$-
Net long-term capital gains	-	-
Total taxable distributions	129,729	-
Total distributions paid	$129,729	$-

32

Advisory Research Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2012 (Unaudited)

At October 31, 2011, the Funds had accumulated capital loss carryforwards as follows:

		International	International	Global
	All Cap	All Cap	Small Cap	Value
	Value Fund	Value Fund	Value Fund	Fund
For losses expiring October 31,
2018	$-	$-	$-	$1,701
2019	-	-	-	222,406
Not Subject to Expiration
Short-term	-	12,867	-	-
	$-	$12,867	$-	$224,107

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the “Act”), the Funds will be permitted to carryforward capital losses incurred in taxable years beginning after December 22, 1010, for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Note 5 – Investment Transactions

For the six months ended April 30, 2012, purchases and sales of investments, excluding short-term investments, were as follows:

Fund	Purchases	Sales
All Cap Value Fund	$4,702,916	$3,238,763
International All Cap Value Fund	292,146	212,558
International Small Cap Value Fund	13,696,050	4,159,028
Global Value Fund	1,867,582	1,352,055

Note 6 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 7 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

33

Advisory Research Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2012 (Unaudited)

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of April 30, 2012, in valuing the Funds’ assets carried at fair value:

All Cap Value Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$35,050,079	$-	$-	$35,050,079
Short-Term Investments	1,466,354	-	-	1,466,354
Total Investments	$36,516,433	$-	$-	$36,516,433

1 All common stocks held in the All Cap Value Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

* The Fund did not hold any Level 2 or Level 3 securities at period end.

There were no transfers between Levels at period end.

34

Advisory Research Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2012 (Unaudited)

International All Cap Value Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks
Consumer Discretionary	$16,954	$177,179	$-	$194,133
Consumer Staples	63,428	74,247	-	137,675
Energy	-	22,811	-	22,811
Financials	93,418	311,221	-	404,639
Health Care	-	134,214	-	134,214
Industrials	12,753	131,555	5,792	150,100
Information Technology	-	69,937	-	69,937
Materials	19,461	114,064	-	133,525
Telecommunication Services	-	74,563	-	74,563
Utilities	26,472	-	-	26,472
Total Common Stocks	232,486	1,109,791	5,792	1,348,069
Short-Term Investments	132,457	-	-	132,457
Total Investments, at Value	$364,943	$1,109,791	$5,792	$1,480,526

International Small Cap Value Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks
Consumer Discretionary	$567,014	$4,557,187	$-	$5,124,201
Consumer Staples	-	5,086,440	-	5,086,440
Energy	-	547,462	-	547,462
Financials	1,848,273	10,946,622	-	12,794,895
Health Care	-	1,627,992	-	1,627,992
Industrials	373,946	6,677,472	120,779	7,172,197
Information Technology	-	2,461,568	-	2,461,568
Materials	-	4,469,889	-	4,469,889
Telecommunication Services	-	430,060	-	430,060
Utilities	-	463,289	-	463,289
Total Common Stocks	2,789,233	37,267,981	120,779	40,177,993
Short-Term Investments	7,526,521	-	-	7,526,521
Total Investments	$10,315,754	$37,267,981	$120,779	$47,704,514

* In accordance with procedures established by, and under the general supervision of, the Funds’ Board of Trustees, the values of certain equity securities listed or traded on foreign security exchanges may be adjusted due to changes in the value of U.S.-traded securities, as measured by the S&P 500 Index. In this circumstance, $1,109,791 and $37,267,981 of investment securities from International All Cap Value and International Small Cap Value Fund, respectively, were classified as Level 2 instead of Level 1.

** The International All Cap Value and International Small Cap Value Funds each held one Level 3 security as of April 30, 2012, the value of such security was $5,792 and $120,779 for the International All Cap Value and International Small Cap Value Fund, respectively. Such securities represent the only transfers between Levels for the period ended April 30, 2012.

35

Advisory Research Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2012 (Unaudited)

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

	International All Cap Value Fund	International Small Cap Value Fund
Beginning balance October 31, 2011	$-	$-
Transfers into Level 3 during the period	5,792	120,779
Transfers out of Level 3 during the period	-	-
Total realized and change in unrealized gain/(loss)	-	-
Purchases	-	-
Sales	-	-
Ending balance April 30, 2012	$5,792	$120,779

Global Value Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks
Consumer Discretionary	$700,664	$936,554	$-	$1,637,218
Consumer Staples	440,146	348,914	-	789,060
Energy	1,102,080	-	-	1,102,080
Financials	1,708,035	1,278,146	-	2,986,181
Health Care	139,683	429,067	-	568,750
Industrials	991,331	510,072	-	1,501,403
Information Technology	806,866	113,547	-	920,413
Materials	522,309	416,094	-	938,403
Telecommunication Services	-	337,161	-	337,161
Total Common Stocks	6,411,114	4,369,555	-	10,780,669
Short-Term Investments	711,265	-	-	711,265
Total Investments	$7,122,379	$4,369,555	$-	$11,491,934

* In accordance with procedures established by, and under the general supervision of, the Funds’ Board of Trustees, the values of certain equity securities listed or traded on foreign security exchanges may be adjusted due to changes in the value of U.S.-traded securities, as measured by the S&P 500 Index. In this circumstance, $4,369,555 of investment securities from the Global Value Fund was classified as Level 2 instead of Level 1.

** The Fund did not hold any Level 3 securities at period end.

There were no transfers between Levels at period end.

Note 8 – Derivative and Hedging Disclosure

Derivatives and Hedging requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position, performance and cash flows.

The Funds’ policies permit the Funds to enter into forward contracts principally to hedge either specific transactions or portfolio positions in an attempt to minimize currency value fluctuations. Forward contracts involve an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days, agreed upon by the parties, from the date of the contract, at a price set at the time of the contract. The forward contracts are bought or sold to protect the Funds, to some degree, from a possible loss resulting from an adverse change in the relationship between foreign currencies and the United States dollar (“US$”). Although such contracts may minimize the risk of loss due to a decline in value of the hedged currency, the contracts may limit any potential gain that may result from currency increases.

36

Advisory Research Funds
NOTES TO FINANCIAL STATEMENTS - Continued
April 30, 2012 (Unaudited)

The risks to the Funds of entering into forward contracts include currency risks, such as fluctuations in the value of foreign currencies and the performance of foreign currencies relative to the US$; exchange control regulations; and costs incurred in connection with conversions between various currencies (fees may also be incurred when converting foreign investments to US$). As a result, the relative strength of the US$ may be an important factor in the performance of the Funds. For the six months ended April 30, 2012, the Funds did not enter into any forward contracts.

Note 9 – Recently Issued Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact ASU 2011-04 may have on the Fund’s financial statements.

In December 2011, the FASB issued ASU No. 2011-11 Disclosures about Offsetting Assets and Liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. Management is currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.

37

Advisory Research Funds
EXPENSE EXAMPLE
For the Six Months Ended April 30, 2012 (Unaudited)

Expense Example

As a shareholder of the Advisory Research All Cap Value Fund, Advisory Research International All Cap Value Fund, Advisory Research International Small Cap Value Fund or Advisory Research Global Value Fund (each a “Fund” and collectively the “Funds”), you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 11/1/11 to 4/30/12 for each Fund.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption fees. Therefore, the information under the headings “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	11/1/11	4/30/12	11/1/11 – 4/30/12
Advisory Research All Cap Value Fund
Actual Performance	$ 1,000.00	$ 1,098.90	$ 6.26
Hypothetical (5% annual return before expenses)	1,000.00	1,018.90	6.02

* Expenses are equal to the Fund’s annualized expense ratio of 1.20%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the semi-annual period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

38

Advisory Research Funds
EXPENSE EXAMPLE - Continued
For the Six Months Ended April 30, 2012 (Unaudited)

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	11/1/11	4/30/12	11/1/11 – 4/30/12
Advisory Research International All Cap Value Fund
Actual Performance	$ 1,000.00	$ 1,040.90	$ 6.84
Hypothetical (5% annual return before expenses)	1,000.00	1,018.16	6.76

* Expenses are equal to the Fund’s annualized expense ratio of 1.35%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the period since inception). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	11/1/11	4/30/12	11/1/11 – 4/30/12
Advisory Research International Small Cap Value Fund
Actual Performance	$ 1,000.00	$ 1,050.70	$ 6.87
Hypothetical (5% annual return before expenses)	1,000.00	1,018.16	6.76

* Expenses are equal to the Fund’s annualized expense ratio of 1.35%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the semi-annual period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	11/1/11	4/30/12	11/1/11 – 4/30/12
Advisory Research Global Value Fund
Actual Performance	$ 1,000.00	$ 1,078.90	$ 6.97
Hypothetical (5% annual return before expenses)	1,000.00	1,018.16	6.76

* Expenses are equal to the Fund’s annualized expense ratio of 1.35%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the semi-annual period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

39

Advisory Research Funds

a series of the Investment Managers Series Trust

Advisor
Advisory Research, Inc. Two Prudential Plaza

180 N. Stetson, Suite 5500

Chicago, Illinois 60601

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP

1818 Market Street, Suite 2400

Philadelphia, Pennsylvania 19103

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration Corporation

2220 E. Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

803 West Michigan Street

Milwaukee, Wisconsin 53233-2301

Distributor

Grand Distribution Services, LLC

803 West Michigan Street

Milwaukee, Wisconsin 53233-2301

FUND INFORMATION

	TICKER	CUSIP
Advisory Research All Cap Value Fund	ADVGX	461 418 816
Advisory Research International All Cap Value Fund	ADVEX	461 418 477
Advisory Research International Small Cap Value Fund	ADVIX	461 418 741
Advisory Research Global Value Fund	ADVWX	461 418 683

Privacy Principles of the Advisory Research Funds for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Advisory Research Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at 1-888-665-1414, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling 1-888-665-1414 or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC website at www.sec.gov or by calling the Fund at 1-888-665-1414. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Section in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Advisory Research Funds

803 West Michigan Street

Milwaukee, WI 53233-2301

Toll Free: 1-888-665-1414

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	July 9, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	July 9, 2012

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	July 9, 2012